Average Annual Total Returns - Equity Income Portfolio	Equity Income Portfolio 1 Year	Equity Income Portfolio 5 Years	Equity Income Portfolio 10 Years	FTSE High Dividend Yield Index (reflects no deduction for fees or expenses) 1 Year	FTSE High Dividend Yield Index (reflects no deduction for fees or expenses) 5 Years	FTSE High Dividend Yield Index (reflects no deduction for fees or expenses) 10 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees or expenses) 1 Year	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees or expenses) 5 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees or expenses) 10 Years
Total	3.25%	10.45%	11.62%	1.16%	10.03%	11.57%	20.79%	15.36%	13.74%